Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (84,980)	$ (30,451)	$ (54,738)	$ (4,152)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	19,283	20,176	26,982	23,114
Amortization of contract costs	821	558	827	653
Non-cash interest income	(2,093)	(2,282)	(2,983)	0
Non-cash interest expense	1,126	7,373	9,949	2,338
Non-cash rent expense	15,818	12,547	18,278	12,986
Gain on lease termination	(163)	(38)	(29)	(143)
Loss (Gain) on aircraft held for sale	4,897	(12,435)
Change in fair value of derivative liability	0	3,577	14,589	(470)
Provision for credit losses	2,076	(1)	2,557	30
Realized losses on investment securities	59	238	238	400
Change in fair value of private placement warrant liability	2,179	0	334	0
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables	(1,797)	850	465	(5,680)
Parts and supplies inventory, net	(836)	(764)	730	(3,892)
Prepaid expenses and other current assets	261	809	344	(1,981)
Operating lease liabilities	(15,989)	(11,063)	(16,353)	(12,784)
Other assets	(76)	(73)	(187)	(551)
Other current liabilities	(2,932)	5,838	2,416	11,757
Other non-current liabilities	6,431	6,896	13,051	3,664
Net cash flows from operating activities	(54,434)	3,617	8,665	45,639
Cash flows from investing activities:
Capitalized development costs	(412)	(585)	(802)	(520)
Purchases of property and equipment	(14,656)	(66,962)	(83,636)	(145,970)
Proceeds from sales of property and equipment	28,533	38,073	41,964	60,542
Purchases of engine overhauls	(18,364)	(14,548)	(20,791)	(21,104)
Purchases of investments	(45,495)	(68,837)	(103,951)	(70,457)
Proceeds from sale of investments	57,449	68,746	105,185	10,243
Notes receivable paydowns	15,040	0
Net cash flows from investing activities	22,095	(44,113)	(62,031)	(167,266)
Cash flows from financing activities:
Proceeds from issuance of debt	71,413	97,769	131,840	88,197
Repayment of debt	(50,282)	(32,528)	(56,660)	(51,952)
Payment of deferred financing costs	0	(1,455)	(3,261)	(71)
Payment of debt issuance costs	(4,018)	(195)	(1,096)	(133)
Proceeds from notes receivable noncontrolling interest	0	208	4,181	261
Cash contributions from members	0	394	3,959	10,078
Cash distributions to members	0	(31,292)	(33,662)	(9,037)
Cash contributions - noncontrolling interests	6,327	9,208	9,541	14,549
Cash distributions - noncontrolling interests	(13,920)	(14,527)	(21,379)	(13,217)
Proceeds from preferred temporary equity issuance, net of issuance costs	29,847	0
Net cash flows from financing activities	39,367	27,582	41,813	123,675
Net increase (decrease) in cash and cash equivalents	7,028	(12,914)	(11,553)	2,048
Cash and cash equivalents at beginning of period	11,626	23,179	23,179	21,131
Cash and cash equivalents at end of period	18,654	10,265	11,626	23,179
Non-cash investing and financing activities:
Exchange of public warrants for flyExclusive Class A common stock			82	0
Change in redemption value of redeemable noncontrolling interest	231,273	0	5,826	0
Excise tax payable	156	0	1,032	0
flyExclusive Class A common stock issued on cashless exercise of public warrants	4,337	0
Transfers from prepaid engine overhaul to property and equipment	9,833	10,229	11,409	10,274
Change in purchases of property and equipment in accounts payable	0	930	930	994
Unrealized change in fair value of available-for-sale securities	(178)	335	407	498
Right of use asset impact for new leases	7,327	34,269
Acquisitions of non-controlling interests	6,892	0
Non-cash exchanges of aircraft ownership interests	0	7,319	7,319	0
Non-cash aircraft sale-leaseback transactions	0	23,100	23,100	0
Series A Preferred Stock
Non-cash investing and financing activities:
Exchange of public warrants for flyExclusive Class A common stock	371	0
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity	2,257	0
Series B Preferred Stock
Non-cash investing and financing activities:
Exchange of public warrants for flyExclusive Class A common stock	451	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue	6,276	23,715	33,338	27,807
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue	0	(37,500)	(37,500)	12,500
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of private placement warrant liability	433	0	130	0
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of private placement warrant liability	(2,214)	0
Penny Warrants | Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred temporary equity issuance	3,746	0
Penny Warrants | Series B Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred temporary equity issuance	11,712	0
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of private placement warrant liability	3,960	0	204	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(752)	13,369	13,240	(6,256)
Accounts payable	(4,062)	919	7,680	4,454
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	19	1,431	3,714	(2,867)
Accounts payable	$ 0	$ (72)	$ (72)	$ 45